December 31, 2013

• Separate Account B of
Pacific Life Insurance Company

Annual Report

The 2013 Annual Report for all underlying investment options may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT B

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013

Variable Accounts	Underlying Portfolios	Shares	Cost	Value
	Pacific Select Fund
Cash Management	Cash Management Class I *	13,374	$134,848	$134,881
Diversified Bond	Diversified Bond Class I *	3,306	26,769	26,780
Floating Rate Loan	Floating Rate Loan Class I *	1,934	11,255	11,836
High Yield Bond	High Yield Bond Class I *	5,285	29,177	35,737
Inflation Managed	Inflation Managed Class I *	8,769	90,944	84,925
Managed Bond	Managed Bond Class I *	152,380	1,571,080	1,721,047
Short Duration Bond	Short Duration Bond Class I *	2,170	19,758	20,525
American Funds® Growth	American Funds Growth Class I *	1,169	7,423	14,225
American Funds Growth-Income	American Funds Growth-Income Class I *	6,695	68,557	93,115
Comstock	Comstock Class I *	5,555	38,558	61,904
Dividend Growth	Dividend Growth Class I *	2,949	25,069	38,915
Equity Index	Equity Index Class I *	559	15,360	22,605
Focused 30	Focused 30 Class I *	8,096	78,057	134,885
Growth	Growth Class I *	40,689	570,163	730,327
Large-Cap Growth	Large-Cap Growth Class I *	15,941	81,989	113,250
Large-Cap Value	Large-Cap Value Class I *	15,243	132,665	242,384
Main Street® Core	Main Street Core Class I *	121,040	2,216,212	3,123,451
Mid-Cap Equity	Mid-Cap Equity Class I *	11,212	115,391	151,886
Mid-Cap Growth	Mid-Cap Growth Class I *	18,229	100,499	173,568
Small-Cap Growth	Small-Cap Growth Class I *	40,799	325,914	530,107
Small-Cap Index	Small-Cap Index Class I *	6,518	51,388	111,888
Small-Cap Value	Small-Cap Value Class I *	1,069	10,442	16,087
Health Sciences	Health Sciences Class I *	923	13,101	20,726
Real Estate	Real Estate Class I *	15,879	261,494	263,609
Technology	Technology Class I *	712	2,869	3,665
Emerging Markets	Emerging Markets Class I *	11,370	152,093	180,921
International Large-Cap	International Large-Cap Class I *	13,910	78,705	110,838
International Value	International Value Class I *	42,157	409,604	497,742
American Funds Asset Allocation	American Funds Asset Allocation Class I *	3,433	55,367	65,392

*	The variable accounts did not receive any dividends or capital gains distributions from the underlying portfolios during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond

ASSETS
Investments in mutual funds, at value	$134,881	$26,780	$11,836	$35,737	$84,925	$1,721,047	$20,525
Receivables:
Due from Pacific Life Insurance Company	916	—	—	5	—	374	2
Investments sold	—	1	—	1	3	—	1

Total Assets	135,797	26,781	11,836	35,743	84,928	1,721,421	20,528

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	9	3	—	47	—	—
Investments purchased	390	—	—	—	—	2,233	—

Total Liabilities	390	9	3	—	47	2,233	—

NET ASSETS	$135,407	$26,772	$11,833	$35,743	$84,881	$1,719,188	$20,528

Units Outstanding	11,346	2,168	1,212	1,899	4,295	75,708	1,892

Accumulation Unit Values	$11.93	$12.35	$9.76	$18.82	$19.76	$22.71	$10.85

Cost of Investments	$134,848	$26,769	$11,255	$29,177	$90,944	$1,571,080	$19,758

	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth

ASSETS
Investments in mutual funds, at value	$14,225	$93,115	$61,904	$38,915	$22,605	$134,885	$730,327
Receivables:
Investments sold	1	4	2	1	1	5	935

Total Assets	14,226	93,119	61,906	38,916	22,606	134,890	731,262

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3	18	2	4	6	12	1,679

Total Liabilities	3	18	2	4	6	12	1,679

NET ASSETS	$14,223	$93,101	$61,904	$38,912	$22,600	$134,878	$729,583

Units Outstanding	821	5,823	4,056	2,400	1,647	8,036	54,560

Accumulation Unit Values	$17.33	$15.99	$15.26	$16.22	$13.72	$16.78	$13.37

Cost of Investments	$7,423	$68,557	$38,558	$25,069	$15,360	$78,057	$570,163

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Equity

ASSETS
Investments in mutual funds, at value	$113,250	$242,384	$—	$3,123,451	$151,886	$173,568	$—
Receivables:
Due from Pacific Life Insurance Company	8	—	—	—	—	—	—
Investments sold	4	9	—	1,115	6	7	—

Total Assets	113,262	242,393	—	3,124,566	151,892	173,575	—

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	17	—	1,596	23	17	—

Total Liabilities	—	17	—	1,596	23	17	—

NET ASSETS	$113,262	$242,376	$—	$3,122,970	$151,869	$173,558	$—

Units Outstanding	10,894	12,499	—	236,207	4,955	13,372	—

Accumulation Unit Values	$10.40	$19.39	See Note (1)	$13.22	$30.65	$12.98	See Note (1)

Cost of Investments	$81,989	$132,665	$—	$2,216,212	$115,391	$100,499	$—

(1)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2013

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Health	Real		Emerging
	Growth	Index	Value	Sciences	Estate	Technology	Markets

ASSETS
Investments in mutual funds, at value	$530,107	$111,888	$16,087	$20,726	$263,609	$3,665	$180,921
Receivables:
Investments sold	920	4	1	1	10	—	7

Total Assets	531,027	111,892	16,088	20,727	263,619	3,665	180,928

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,828	21	—	—	47	2	42

Total Liabilities	1,828	21	—	—	47	2	42

NET ASSETS	$529,199	$111,871	$16,088	$20,727	$263,572	$3,663	$180,886

Units Outstanding	39,084	5,591	489	709	6,666	512	5,963

Accumulation Unit Values	$13.54	$20.01	$32.89	$29.22	$39.54	$7.15	$30.34

Cost of Investments	$325,914	$51,388	$10,442	$13,101	$261,494	$2,869	$152,093

	International	International	International	American Funds
	Large-Cap	Small-Cap	Value	Asset Allocation

ASSETS
Investments in mutual funds, at value	$110,838	$ —	$497,742	$65,392
Receivables:
Due from Pacific Life Insurance Company	—	—	4,568	—
Investments sold	4	—	—	2

Total Assets	110,842	—	502,310	65,394

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	13	—	—	5
Investments purchased	—	—	60	—

Total Liabilities	13	—	60	5

NET ASSETS	$110,829	$ —	$502,250	$65,389

Units Outstanding	8,007	—	35,537	3,345

Accumulation Unit Values	$13.84	See Note (1)	$14.13	$19.55

Cost of Investments	$78,705	$—	$409,604	$55,367

(1)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts

	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	3,113	642	295	598	1,491	22,432	437
Administrative fees	374	77	35	72	179	2,692	52

Total Expenses	3,487	719	330	670	1,670	25,124	489

Net Investment Loss	(3,487)	(719)	(330)	(670)	(1,670)	(25,124)	(489)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—	(7,302)	(2,002)	1,011	(4,567)	1,351	18
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	—	(7,302)	(2,002)	1,011	(4,567)	1,351	18

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	—	6,273	3,079	2,037	(7,271)	(41,409)	53

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,487)	($1,748)	$747	$2,378	($13,508)	($65,182)	($418)

	American Funds Growth	American Funds Growth- Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	166	932	746	455	199	1,432	8,109
Administrative fees	20	112	90	54	24	172	973

Total Expenses	186	1,044	836	509	223	1,604	9,082

Net Investment Loss	(186)	(1,044)	(836)	(509)	(223)	(1,604)	(9,082)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	611	11	2,345	414	2,563	16	(20,787)
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	611	11	2,345	414	2,563	16	(20,787)

CHANGE IN NET UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	2,793	20,262	15,593	8,051	2,278	33,752	214,614

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,218	$19,229	$17,102	$7,956	$4,618	$32,164	$184,745

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap (2)	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Small-Cap Equity (2)

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,230	2,791	55	35,159	1,766	1,832	7
Administrative fees	148	335	7	4,219	212	220	1

Total Expenses	1,378	3,126	62	39,378	1,978	2,052	8

Net Investment Loss	(1,378)	(3,126)	(62)	(39,378)	(1,978)	(2,052)	(8)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of mutual fund investments	21	3,591	1,609	37,795	878	103	10
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain on Investments	21	3,591	1,609	37,795	878	103	10

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	31,676	58,179	(369)	742,121	42,420	39,974	150

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,319	$58,644	$1,178	$740,538	$41,320	$38,025	$152

(1)	See Note 3 in Notes to Financial Statements.
(2)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	Variable Accounts

	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate	Technology	Emerging Markets

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	6,738	1,212	182	176	1,518	37	1,731
Administrative fees	809	145	22	21	182	5	208

Total Expenses	7,547	1,357	204	197	1,700	42	1,939

Net Investment Loss	(7,547)	(1,357)	(204)	(197)	(1,700)	(42)	(1,939)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	24,849	572	109	22	17,729	2	(8,855)
Capital gain distributions from mutual fund investments (1)	—	—	—	—	—	—	—

Realized Gain (Loss) on Investments	24,849	572	109	22	17,729	2	(8,855)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	125,531	30,593	3,958	5,511	(10,644)	625	11,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,833	$29,808	$3,863	$5,336	$5,385	$585	$330

	International Large-Cap	International Small-Cap (2)	International Value	American Funds Asset Allocation (3)

INVESTMENT INCOME
Dividends from mutual fund investments (1)	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,289	13	6,009	676
Administrative fees	155	2	721	81

Total Expenses	1,444	15	6,730	757

Net Investment Loss	(1,444)	(15)	(6,730)	(757)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	608	371	(12,480)	58
Capital gain distributions from mutual fund investments (1)	—	—	—	—

Realized Gain (Loss) on Investments	608	371	(12,480)	58

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	17,233	(149)	106,884	10,024

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,397	$207	$87,674	$9,325

(1)	See Note 3 in Notes to Financial Statements.
(2)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements).
(3)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts

	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,487)	($2,760)	($719)	$969	($330)	$1,064
Realized gain (loss) on investments	—	4	(7,302)	(443)	(2,002)	(895)
Change in net unrealized appreciation (depreciation) on investments	—	(7)	6,273	3,667	3,079	1,709

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,487)	(2,763)	(1,748)	4,193	747	1,878

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	2	—	16	—	16
Transfers between variable and fixed accounts, net	7,047	(84,599)	1,424	481	(173)	471
Contract charges and deductions	(81)	(85)	(25,827)	(32)	(12,809)	(1)
Surrenders	(3,000)	(14,296)	(11,212)	(2,911)	(5,252)	(2,830)
Other	17	1	2	(1)	2	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,983	(98,977)	(35,613)	(2,447)	(18,232)	(2,343)

NET INCREASE (DECREASE) IN NET ASSETS	496	(101,740)	(37,361)	1,746	(17,485)	(465)

NET ASSETS
Beginning of Year	134,911	236,651	64,133	62,387	29,318	29,783

End of Year	$135,407	$134,911	$26,772	$64,133	$11,833	$29,318

	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($670)	$3,611	($1,670)	$1,255	($25,124)	$69,148
Realized gain (loss) on investments	1,011	(1,510)	(4,567)	21,690	1,351	(381)
Change in net unrealized appreciation (depreciation) on investments	2,037	5,816	(7,271)	(12,003)	(41,409)	101,056

Net Increase (Decrease) in Net Assets Resulting from Operations	2,378	7,917	(13,508)	10,942	(65,182)	169,823

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	16	—	16	162	2,941
Transfers between variable and fixed accounts, net	(146)	(407)	7,242	(166)	81,028	23,610
Contract charges and deductions	(8,135)	(21)	(29,150)	(78)	(39,882)	(10,029)
Surrenders	(13,779)	(24,759)	(19,335)	(4,748)	(112,569)	(239,012)
Other	2	1	5	(3)	46	1,594

Net Decrease in Net Assets Derived from Contract Owner Transactions	(22,058)	(25,170)	(41,238)	(4,979)	(71,215)	(220,896)

NET INCREASE (DECREASE) IN NET ASSETS	(19,680)	(17,253)	(54,746)	5,963	(136,397)	(51,073)

NET ASSETS
Beginning of Year	55,423	72,676	139,627	133,664	1,855,585	1,906,658

End of Year	$35,743	$55,423	$84,881	$139,627	$1,719,188	$1,855,585

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Short Duration Bond		American Funds Growth		American Funds Growth-Income

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($489)	($241)	($186)	($144)	($1,044)	($237)
Realized gain (loss) on investments	18	(7)	611	19	11	(3,451)
Change in net unrealized appreciation on investments	53	934	2,793	1,801	20,262	11,536

Net Increase (Decrease) in Net Assets Resulting from Operations	(418)	686	3,218	1,676	19,229	7,848

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	500	—	—	2
Transfers between variable and fixed accounts, net	756	1,419	(18)	56	23,586	22
Contract charges and deductions	(17,604)	(11)	(28)	(28)	(79)	(77)
Surrenders	(2,944)	—	(1,748)	—	(2,660)	(16,359)
Other	1	(1)	(1)	—	(5)	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(19,791)	1,407	(1,295)	28	20,842	(16,413)

NET INCREASE (DECREASE) IN NET ASSETS	(20,209)	2,093	1,923	1,704	40,071	(8,565)

NET ASSETS
Beginning of Year	40,737	38,644	12,300	10,596	53,030	61,595

End of Year	$20,528	$40,737	$14,223	$12,300	$93,101	$53,030

	Comstock		Dividend Growth		Equity Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($836)	$172	($509)	($93)	($223)	$120
Realized gain on investments	2,345	3,463	414	3,044	2,563	911
Change in net unrealized appreciation on investments	15,593	4,835	8,051	935	2,278	886

Net Increase in Net Assets Resulting from Operations	17,102	8,470	7,956	3,886	4,618	1,917

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	4
Transfers between variable and fixed accounts, net	(1,203)	(279)	28,232	(1,991)	14,066	(565)
Contract charges and deductions	(3,299)	(22)	(9)	(10)	(4,982)	(24)
Surrenders	(4,234)	(15,541)	(22,078)	(21,850)	(4,766)	(2,567)
Other	2	(1)	—	1	(2)	4

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(8,734)	(15,843)	6,145	(23,850)	4,316	(3,148)

NET INCREASE (DECREASE) IN NET ASSETS	8,368	(7,373)	14,101	(19,964)	8,934	(1,231)

NET ASSETS
Beginning of Year	53,536	60,909	24,811	44,775	13,666	14,897

End of Year	$61,904	$53,536	$38,912	$24,811	$22,600	$13,666

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012

	Focused 30		Growth		Large-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,604)	($1,328)	($9,082)	($3,203)	($1,378)	($1,169)
Realized gain (loss) on investments	16	9,349	(20,787)	200,777	21	13,728
Change in net unrealized appreciation (depreciation) on investments	33,752	9,397	214,614	(101,459)	31,676	(343)

Net Increase in Net Assets Resulting from Operations	32,164	17,418	184,745	96,115	30,319	12,216

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,400	2,400	360	9,493	1,800	1,800
Transfers between variable and fixed accounts, net	—	—	(52,433)	(518)	(1,429)	(269)
Contract charges and deductions	(26)	(28)	(2,029)	(12,544)	(1,736)	(46)
Surrenders	—	—	(25,344)	(54,740)	(2,596)	(84)
Other	(1)	—	376	(204)	2	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	2,373	2,372	(79,070)	(58,513)	(3,959)	1,402

NET INCREASE IN NET ASSETS	34,537	19,790	105,675	37,602	26,360	13,618

NET ASSETS
Beginning of Year	100,341	80,551	623,908	586,306	86,902	73,284

End of Year	$134,878	$100,341	$729,583	$623,908	$113,262	$86,902

	Large-Cap Value		Long/Short Large-Cap (1)		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3,126)	$1,167	($62)	($32)	($39,378)	($11,879)
Realized gain on investments	3,591	4,756	1,609	739	37,795	141,782
Change in net unrealized appreciation (depreciation) on investments	58,179	19,233	(369)	190	742,121	264,519

Net Increase in Net Assets Resulting from Operations	58,644	25,156	1,178	897	740,538	394,422

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,960	3,964	—	—	558	17,015
Transfers between variable and fixed accounts, net	(2,634)	(1,466)	(764)	(283)	(93,234)	(41,137)
Contract charges and deductions	(8,298)	(60)	(3,324)	—	(5,232)	(35,655)
Surrenders	(6,030)	(300)	(3,188)	—	(117,623)	(381,057)
Other	(2)	(1)	2	(1)	(105)	(76)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(13,004)	2,137	(7,274)	(284)	(215,636)	(440,910)

NET INCREASE (DECREASE) IN NET ASSETS	45,640	27,293	(6,096)	613	524,902	(46,488)

NET ASSETS
Beginning of Year or Period	196,736	169,443	6,096	5,483	2,598,068	2,644,556

End of Year or Period	$242,376	$196,736	$—	$6,096	$3,122,970	$2,598,068

(1)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012

	Mid-Cap Equity		Mid-Cap Growth		Small-Cap Equity (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,978)	($968)	($2,052)	($1,110)	($8)	$5
Realized gain on investments	878	24,224	103	25,770	10	37
Change in net unrealized appreciation (depreciation) on investments	42,420	(15,880)	39,974	(18,326)	150	70

Net Increase in Net Assets Resulting from Operations	41,320	7,376	38,025	6,334	152	112

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,100	602	600	600	—	—
Transfers between variable and fixed accounts, net	(7,588)	446	23,981	387	(28)	39
Contract charges and deductions	(4,992)	(1,323)	(49)	(1,218)	—	(1)
Surrenders	(2,822)	(14,692)	(1,857)	(69)	(1,039)	—
Other	(3)	—	(3)	(1)	3	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,305)	(14,967)	22,672	(301)	(1,064)	38

NET INCREASE (DECREASE) IN NET ASSETS	27,015	(7,591)	60,697	6,033	(912)	150

NET ASSETS
Beginning of Year or Period	124,854	132,445	112,861	106,828	912	762

End of Year or Period	$151,869	$124,854	$173,558	$112,861	$—	$912

	Small-Cap Growth		Small-Cap Index		Small-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,547)	($8,759)	($1,357)	($253)	($204)	$84
Realized gain on investments	24,849	74,590	572	1,750	109	1,342
Change in net unrealized appreciation (depreciation) on investments	125,531	13,345	30,593	9,081	3,958	(294)

Net Increase in Net Assets Resulting from Operations	142,833	79,176	29,808	10,578	3,863	1,132

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	3,971	840	842	500	—
Transfers between variable and fixed accounts, net	(197,072)	(88,679)	(200)	90	(217)	107
Contract charges and deductions	(330)	(3,907)	(48)	(53)	(20)	(19)
Surrenders	(23,333)	(93,246)	(1,337)	(3,040)	(1,020)	—
Other	(219)	(63)	—	(2)	3	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(220,954)	(181,924)	(745)	(2,163)	(754)	87

NET INCREASE (DECREASE) IN NET ASSETS	(78,121)	(102,748)	29,063	8,415	3,109	1,219

NET ASSETS
Beginning of Year	607,320	710,068	82,808	74,393	12,979	11,760

End of Year	$529,199	$607,320	$111,871	$82,808	$16,088	$12,979

(1)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2013	Year Ended December 31, 2012	Year/Period Ended December 31, 2013	Year Ended December 31, 2012

	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($197)	($82)	($1,700)	($454)	($42)	($39)
Realized gain on investments	22	311	17,729	8,496	2	238
Change in net unrealized appreciation (depreciation) on investments	5,511	950	(10,644)	17,589	625	(52)

Net Increase in Net Assets Resulting from Operations	5,336	1,179	5,385	25,631	585	147

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	500	—	500	—
Transfers between variable and fixed accounts, net	9,600	—	92,703	(59,351)	—	—
Contract charges and deductions	(16)	(14)	(34)	(36)	(7)	(7)
Surrenders	(287)	—	(180)	—	(144)	—
Other	(1)	—	(21)	6	—	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	9,296	(14)	92,968	(59,381)	349	(8)

NET INCREASE (DECREASE) IN NET ASSETS	14,632	1,165	98,353	(33,750)	934	139

NET ASSETS
Beginning of Year	6,095	4,930	165,219	198,969	2,729	2,590

End of Year	$20,727	$6,095	$263,572	$165,219	$3,663	$2,729

	Emerging Markets		International Large-Cap		International Small-Cap (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($1,939)	($960)	($1,444)	$98	($15)	$20
Realized gain (loss) on investments	(8,855)	21,374	608	(1,677)	371	(11)
Change in net unrealized appreciation (depreciation) on investments	11,124	(3,178)	17,233	18,608	(149)	215

Net Increase in Net Assets Resulting from Operations	330	17,236	16,397	17,029	207	224

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,100	600	1,200	1,200	—	—
Transfers between variable and fixed accounts, net	(41,661)	144,487	4,043	(283)	(82)	177
Contract charges and deductions	(54)	(59)	(5,063)	(62)	—	—
Surrenders	(2,218)	(2,306)	(3,446)	(6,825)	(1,714)	—
Other	(8)	(20)	(3)	(1)	3	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(40,841)	142,702	(3,269)	(5,971)	(1,793)	176

NET INCREASE (DECREASE) IN NET ASSETS	(40,511)	159,938	13,128	11,058	(1,586)	400

NET ASSETS
Beginning of Year or Period	221,397	61,459	97,701	86,643	1,586	1,186

End of Year or Period	$180,886	$221,397	$110,829	$97,701	$—	$1,586

(1)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Period Ended
	December 31,	December 31,	December 31,
	2013	2012	2013

	International Value		American Funds Asset Allocation (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6,730)	$9,027	($757)
Realized gain (loss) on investments	(12,480)	(36,042)	58
Change in net unrealized appreciation on investments	106,884	96,628	10,024

Net Increase in Net Assets Resulting from Operations	87,674	69,613	9,325

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	3,960	—
Transfers between variable and fixed accounts, net	(23,917)	10,652	56,066
Contract charges and deductions	(3,688)	(3,773)	—
Surrenders	(37,613)	(73,636)	—
Other	807	562	(2)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(64,411)	(62,235)	56,064

NET INCREASE IN NET ASSETS	23,263	7,378	65,389

NET ASSETS
Beginning of Year or Period	478,987	471,609	—

End of Year or Period	$502,250	$478,987	$65,389

(1)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year
Variable Accounts For Each Year	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Cash Management
2013	$11.93	11,346	$135,407	0.00%	1.40%	(1.39%)
2012 (4)	12.10	11,147	134,911	0.00%	1.40%	(1.39%)
2011	12.27	19,281	236,651	0.00%	1.40%	(1.39%)
2010	12.45	21,833	271,742	0.01%	1.40%	(1.44%)
2009	12.63	25,214	318,423	0.24%	1.40%	(1.22%)
Diversified Bond
2013	$12.35	2,168	$26,772	0.00%	1.40%	(2.52%)
2012	12.67	5,062	64,133	2.93%	1.40%	6.86%
2011	11.86	5,261	62,387	25.44%	1.40%	4.47%
2010	11.35	6,059	68,772	2.88%	1.40%	6.54%
2009	10.65	6,775	72,179	3.68%	1.40%	12.55%
Floating Rate Loan
2013	$9.76	1,212	$11,833	0.00%	1.40%	3.08%
2012	9.47	3,095	29,318	5.02%	1.40%	6.59%
2011	8.89	3,352	29,783	30.10%	1.40%	1.08%
2010	8.79	2,418	21,256	4.75%	1.40%	5.78%
2009	8.31	2,341	19,455	3.49%	1.40%	22.58%
High Yield Bond
2013	$18.82	1,899	$35,743	0.00%	1.40%	5.76%
2012	17.80	3,114	55,423	7.09%	1.40%	13.69%
2011	15.65	4,643	72,676	11.49%	1.40%	1.98%
2010	15.35	4,272	65,578	8.34%	1.40%	12.93%
2009	13.59	3,620	49,205	7.70%	1.40%	37.93%
Inflation Managed
2013	$19.76	4,295	$84,881	0.00%	1.40%	(10.18%)
2012	22.01	6,345	139,627	2.32%	1.40%	8.34%
2011	20.31	6,580	133,664	5.33%	1.40%	10.30%
2010	18.42	11,186	205,985	1.95%	1.40%	7.27%
2009	17.17	18,850	323,612	4.06%	1.40%	19.12%
Managed Bond
2013	$22.71	75,708	$1,719,188	0.00%	1.40%	(3.57%)
2012	23.55	78,800	1,855,585	5.01%	1.40%	9.29%
2011	21.55	88,493	1,906,658	5.43%	1.40%	2.40%
2010	21.04	115,292	2,425,812	3.51%	1.40%	7.45%
2009	19.58	103,183	2,020,573	6.48%	1.40%	19.33%
Short Duration Bond
2013	$10.85	1,892	$20,528	0.00%	1.40%	(1.00%)
2012	10.96	3,717	40,737	0.80%	1.40%	1.75%
2011	10.77	3,588	38,644	2.21%	1.40%	(0.53%)
2010	10.83	4,815	52,134	1.43%	1.40%	1.97%
2009	10.62	6,337	67,294	3.07%	1.40%	7.15%
American Funds Growth
2013	$17.33	821	$14,223	0.00%	1.40%	27.83%
2012	13.56	907	12,300	0.18%	1.40%	15.81%
2011	11.71	905	10,596	0.11%	1.40%	(5.98%)
2010 (4)	12.45	2,223	27,686	0.00%	1.40%	16.62%
2009	10.68	2,205	23,543	0.13%	1.40%	36.93%
American Funds Growth-Income
2013	$15.99	5,823	$93,101	0.00%	1.40%	31.14%
2012	12.19	4,350	53,030	1.00%	1.40%	15.43%
2011	10.56	5,832	61,595	1.05%	1.40%	(3.59%)
2010 (4)	10.96	5,555	60,861	0.00%	1.40%	9.48%
2009	10.01	5,561	55,642	1.23%	1.40%	28.92%
Comstock
2013	$15.26	4,056	$61,904	0.00%	1.40%	33.70%
2012	11.41	4,690	53,536	1.70%	1.40%	16.89%
2011	9.77	6,237	60,909	9.92%	1.40%	(3.46%)
2010	10.12	6,348	64,221	1.29%	1.40%	13.82%
2009	8.89	6,338	56,333	1.45%	1.40%	26.89%
Dividend Growth
2013	$16.22	2,400	$38,912	0.00%	1.40%	28.30%
2012	12.64	1,963	24,811	1.14%	1.40%	12.96%
2011	11.19	4,002	44,775	4.50%	1.40%	1.84%
2010	10.99	2,750	30,215	0.94%	1.40%	9.23%
2009	10.06	2,756	27,718	1.23%	1.40%	30.56%
Equity Index
2013	$13.72	1,647	$22,600	0.00%	1.40%	30.09%
2012	10.55	1,295	13,666	2.23%	1.40%	14.16%
2011	9.24	1,612	14,897	2.68%	1.40%	0.41%
2010	9.20	1,928	17,746	1.70%	1.40%	13.21%
2009	8.13	2,701	21,962	1.70%	1.40%	24.61%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Focused 30
2013	$16.78	8,036	$134,878	0.00%	1.40%	31.66%
2012	12.75	7,871	100,341	0.00%	1.40%	21.49%
2011	10.49	7,677	80,551	0.00%	1.40%	(10.95%)
2010	11.78	7,465	87,961	0.00%	1.40%	8.81%
2009	10.83	7,909	85,646	0.00%	1.40%	48.34%
Growth
2013	$13.37	54,560	$729,583	0.00%	1.40%	32.48%
2012	10.09	61,811	623,908	0.89%	1.40%	16.59%
2011	8.66	67,722	586,306	1.10%	1.40%	(7.36%)
2010	9.35	72,634	678,816	1.09%	1.40%	9.69%
2009	8.52	81,960	698,281	1.09%	1.40%	35.52%
Large-Cap Growth
2013	$10.40	10,894	$113,262	0.00%	1.40%	35.57%
2012	7.67	11,332	86,902	0.00%	1.40%	16.58%
2011	6.58	11,141	73,284	0.00%	1.40%	(0.33%)
2010	6.60	11,528	76,087	0.00%	1.40%	12.94%
2009	5.84	10,537	61,580	0.06%	1.40%	38.55%
Large-Cap Value
2013	$19.39	12,499	$242,376	0.00%	1.40%	30.42%
2012	14.87	13,231	196,736	2.03%	1.40%	14.78%
2011	12.95	13,080	169,443	7.45%	1.40%	3.26%
2010	12.54	14,427	180,982	1.64%	1.40%	7.56%
2009	11.66	13,625	158,896	1.81%	1.40%	21.42%
Long/Short Large-Cap
01/01/2013-09/19/2013 (5)	$12.51	—	$—	0.00%	1.40%	22.90%
2012	10.18	599	6,096	0.85%	1.40%	16.44%
2011	8.74	627	5,483	10.36%	1.40%	(3.96%)
2010	9.10	704	6,410	0.84%	1.40%	10.67%
2009	8.23	681	5,601	0.91%	1.40%	25.79%
Main Street Core
2013	$13.22	236,207	$3,122,970	0.00%	1.40%	29.94%
2012	10.18	255,333	2,598,068	0.97%	1.40%	15.39%
2011	8.82	299,898	2,644,556	1.20%	1.40%	(0.92%)
2010	8.90	343,042	3,053,038	4.00%	1.40%	14.53%
2009	7.77	8,879	68,995	1.54%	1.40%	27.56%
Mid-Cap Equity
2013	$30.65	4,955	$151,869	0.00%	1.40%	34.32%
2012	22.82	5,472	124,854	0.66%	1.40%	5.85%
2011	21.56	6,144	132,445	0.90%	1.40%	(6.71%)
2010	23.11	6,365	147,080	0.97%	1.40%	21.78%
2009	18.97	6,978	132,402	1.12%	1.40%	37.71%
Mid-Cap Growth
2013	$12.98	13,372	$173,558	0.00%	1.40%	31.24%
2012	9.89	11,412	112,861	0.43%	1.40%	6.00%
2011	9.33	11,450	106,828	0.00%	1.40%	(9.09%)
2010	10.26	12,488	128,158	0.20%	1.40%	31.46%
2009	7.81	12,485	97,461	0.32%	1.40%	57.11%
Small-Cap Equity
01/01/2013-08/20/2013 (5)	$19.95	—	$—	0.00%	1.40%	18.22%
2012	16.88	54	912	1.89%	1.40%	14.31%
2011	14.76	52	762	9.19%	1.40%	(4.72%)
2010	15.49	10	161	0.71%	1.40%	18.44%
2009	13.08	10	137	0.76%	1.40%	28.41%
Small-Cap Growth
2013	$13.54	39,084	$529,199	0.00%	1.40%	32.01%
2012	10.26	59,210	607,320	0.08%	1.40%	11.29%
2011	9.22	77,047	710,068	0.00%	1.40%	(4.44%)
2010	9.64	52,883	510,016	0.00%	1.40%	24.26%
2009	7.76	57,281	444,565	0.00%	1.40%	45.39%
Small-Cap Index
2013	$20.01	5,591	$111,871	0.00%	1.40%	36.36%
2012	14.67	5,643	82,808	1.08%	1.40%	14.52%
2011	12.81	5,805	74,393	0.62%	1.40%	(5.84%)
2010	13.61	5,810	79,072	0.83%	1.40%	24.66%
2009	10.92	6,525	71,230	1.17%	1.40%	26.41%
Small-Cap Value
2013	$32.89	489	$16,088	0.00%	1.40%	30.65%
2012	25.17	516	12,979	2.08%	1.40%	9.54%
2011	22.98	512	11,760	1.32%	1.40%	0.89%
2010	22.78	4,174	95,070	2.18%	1.40%	23.60%
2009	18.43	4,343	80,042	2.35%	1.40%	25.41%

See Notes to Financial Statements	See explanation of references on page 14

SEPARATE ACCOUNT B

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period	AUV	Units Outstanding	Net Assets	Investment Income Ratio (1)	Expense Ratio (2)	Total Return (3)
Health Sciences
2013	$29.22	709	$20,727	0.00%	1.40%	54.32%
2012	18.94	322	6,095	0.00%	1.40%	23.93%
2011	15.28	323	4,930	0.00%	1.40%	10.39%
2010	13.84	323	4,477	0.00%	1.40%	21.63%
2009	11.38	324	3,692	0.12%	1.40%	25.46%
Real Estate
2013	$39.54	6,666	$263,572	0.00%	1.40%	0.30%
2012	39.42	4,191	165,219	1.13%	1.40%	14.59%
2011	34.40	5,784	198,969	0.00%	1.40%	4.65%
2010	32.87	6,747	221,796	1.53%	1.40%	28.73%
2009	25.54	5,289	135,057	2.16%	1.40%	30.43%
Technology
2013	$7.15	512	$3,663	0.00%	1.40%	20.80%
2012	5.92	461	2,729	0.00%	1.40%	5.64%
2011	5.60	462	2,590	0.00%	1.40%	(6.22%)
2010	5.98	973	5,816	0.00%	1.40%	19.82%
2009	4.99	974	4,861	0.00%	1.40%	50.45%
Emerging Markets
2013	$30.34	5,963	$180,886	0.00%	1.40%	7.24%
2012	28.29	7,826	221,397	0.87%	1.40%	19.83%
2011	23.61	2,603	61,459	1.56%	1.40%	(19.11%)
2010	29.18	8,904	259,836	1.09%	1.40%	25.26%
2009	23.30	11,231	261,671	0.91%	1.40%	82.23%
International Large-Cap
2013	$13.84	8,007	$110,829	0.00%	1.40%	16.78%
2012	11.85	8,243	97,701	1.51%	1.40%	20.83%
2011	9.81	8,832	86,643	5.91%	1.40%	(11.37%)
2010	11.07	8,994	99,543	1.14%	1.40%	8.84%
2009	10.17	8,872	90,208	1.68%	1.40%	31.75%
International Small-Cap
01/01/2013-08/20/2013 (5)	$9.93	—	$—	0.00%	1.40%	13.57%
2012	8.74	181	1,586	2.89%	1.40%	17.78%
2011	7.42	160	1,186	21.46%	1.40%	(13.48%)
2010	8.58	143	1,230	2.67%	1.40%	23.12%
2009	6.97	136	951	1.83%	1.40%	28.47%
International Value
2013	$14.13	35,537	$502,250	0.00%	1.40%	19.99%
2012	11.78	40,666	478,987	3.32%	1.40%	16.18%
2011	10.14	46,517	471,609	9.05%	1.40%	(14.12%)
2010	11.80	51,613	609,276	2.71%	1.40%	1.16%
2009	11.67	55,042	642,302	2.02%	1.40%	26.22%
American Fund Asset Allocation
02/06/2013-12/31/2013 (6)	$19.55	3,345	$65,389	0.00%	1.40%	16.63%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risks (“M&E”) and administrative fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 of certain variable accounts might be higher than other years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios in which the variable accounts invested. Such distributions had no impact to the total returns of the variable accounts or the underlying portfolios in which the variable accounts invested.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)	Total returns reflect changes in unit values of the underlying portfolios and deductions for M&E and administrative fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.40% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate either the inception date or the date when all units were fully redeemed or transferred out of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Investment income ratio represents less than 0.005%.

(5)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1 in Notes to Financial Statements). The AUV is as of the period ended as indicated. The investment income ratios and total returns were calculated for the periods indicated and total returns are not annualized for the periods of less than one full year.

(6)	Operations commenced during 2013 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Separate Account B (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2013 is comprised of thirty-two subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund (the “Fund”) (see Note 4). Twenty-nine of the thirty-two Variable Accounts are presented in the Schedule of Investments on page 1 of this brochure. The units in the Long/Short Large-Cap, Small-Cap Equity, and International Small-Cap Variable Accounts were fully redeemed or transferred prior to December 31, 2013, and therefore are not presented in the Schedule of Investments.

The American Funds Asset Allocation Variable Account was registered with the Securities and Exchange Commission prior to January 1, 2013 and commenced operations on February 6, 2013.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life Insurance Company (“Pacific Life”). The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gains distributions, if any (see Note 3), from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

Currently each of the Portfolios in the Fund is either qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code (the “Code”) (the “RIC Portfolios”) or treated as a partnership for Federal income tax purposes only (the “Partnership Portfolios”). Effective January 1, 2013, each of the RIC Portfolios of the Fund intends to utilize the consent dividend provision of section 565 of the Code to effectively distribute income and capital gains for tax purposes although they are not paid by the RIC Portfolios. In addition, the Partnership Portfolios are not required to distribute taxable income and capital gains for Federal income tax purposes. No dividends and capital gains distributions were received from any Portfolios in the Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2013.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

    Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administration fees Pacific Life assumes at an annual rate of 1.25% and 0.15%, respectively, of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amount realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders, and maintenance fees and any state premium taxes are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

In addition to the Variable Accounts’ own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

The assets of each Variable Accounts invest in Class I shares of the corresponding Portfolios of the Fund. Each Portfolio pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to the Fund’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under the Fund’s Service Plan. Each Portfolio also compensates Pacific Life and PLFA on an approximate cost basis pursuant to the Fund’s Agreement for Support Services for providing services to the Fund that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of the Fund, which are provided separately. For the year ended December 31, 2013, PLFA received net advisory fees from the Portfolios at effective annual rates ranging from 0.05% to 0.95% which are based on an annual percentage of average daily net assets of each Portfolio and PSD received a service fee of 0.20% on Class I shares only, based on an annual percentage of average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2013, were as follows:

Variable Accounts	Purchases	Sales

Cash Management	$236,664	$236,185
Diversified Bond	1,405	37,738
Floating Rate Loan	144	18,707
High Yield Bond	92	22,821
Inflation Managed	7,080	49,994
Managed Bond	92,048	188,432
Short Duration Bond	1,079	21,359
American Funds Growth	500	1,980
American Funds Growth-Income	24,007	4,204
Comstock	—	9,570
Dividend Growth	28,805	23,169
Equity Index	15,032	10,937
Focused 30	2,294	1,524
Growth	111	88,639
Large-Cap Growth	1,668	7,008
Large-Cap Value	3,483	19,612
Long/Short Large-Cap (1)	—	7,338
Main Street Core	925	255,833
Mid-Cap Equity	1,056	17,335
Mid-Cap Growth	24,690	4,067
Small-Cap Equity (1)	—	1,074
Small-Cap Growth	854	229,135
Small-Cap Index	740	2,837
Small-Cap Value	499	1,458
Health Sciences	9,599	500
Real Estate	251,850	160,560
Technology	500	193
Emerging Markets	117,960	160,732
International Large-Cap	5,998	10,708
International Small-Cap (1)	—	1,811
International Value	2,786	74,734
American Funds Asset Allocation (2)	56,066	757

(1)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1).
(2)	Operations commenced during 2013 (See Note 1).

SEPARATE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS (Continued)

7. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices (unadjusted) in active markets for identical holdings

Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2013, the Variable Accounts’ holdings as presented in the Schedule of Investments on page 1 of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2013 and 2012 were as follows:

	2013			2012

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Cash Management	19,660	(19,461)	199	12,452	(20,586)	(8,134)
Diversified Bond	113	(3,007)	(2,894)	87	(286)	(199)
Floating Rate Loan	16	(1,899)	(1,883)	65	(322)	(257)
High Yield Bond	7	(1,222)	(1,215)	5	(1,534)	(1,529)
Inflation Managed	349	(2,399)	(2,050)	133	(368)	(235)
Managed Bond	4,736	(7,828)	(3,092)	2,200	(11,893)	(9,693)
Short Duration Bond	100	(1,925)	(1,825)	136	(7)	129
American Funds Growth	31	(117)	(86)	4	(2)	2
American Funds Growth-Income	1,701	(228)	1,473	4	(1,486)	(1,482)
Comstock	—	(634)	(634)	26	(1,573)	(1,547)
Dividend Growth	1,962	(1,525)	437	2	(2,041)	(2,039)
Equity Index	1,224	(872)	352	19	(336)	(317)
Focused 30	167	(2)	165	196	(2)	194
Growth	60	(7,311)	(7,251)	1,637	(7,548)	(5,911)
Large-Cap Growth	204	(642)	(438)	297	(106)	191
Large-Cap Value	233	(965)	(732)	303	(152)	151
Long/Short Large-Cap (1)	—	(599)	(599)	20	(48)	(28)
Main Street Core	278	(19,404)	(19,126)	2,452	(47,017)	(44,565)
Mid-Cap Equity	46	(563)	(517)	71	(743)	(672)
Mid-Cap Growth	2,146	(186)	1,960	104	(142)	(38)
Small-Cap Equity (1)	—	(54)	(54)	2	—	2
Small-Cap Growth	92	(20,218)	(20,126)	1,137	(18,974)	(17,837)
Small-Cap Index	48	(100)	(52)	67	(229)	(162)
Small-Cap Value	16	(43)	(27)	6	(2)	4
Health Sciences	400	(13)	387	—	(1)	(1)
Real Estate	6,183	(3,708)	2,475	1	(1,594)	(1,593)
Technology	75	(24)	51	—	(1)	(1)
Emerging Markets	3,905	(5,768)	(1,863)	5,315	(92)	5,223
International Large-Cap	491	(727)	(236)	235	(824)	(589)
International Small-Cap (1)	—	(181)	(181)	21	—	21
International Value	343	(5,472)	(5,129)	2,097	(7,948)	(5,851)
American Funds Asset Allocation (2)	3,345	—	3,345	—	—	—

(1)	All units were fully redeemed or transferred prior to December 31, 2013 (See Note 1).
(2)	Operations commenced during 2013 (See Note 1).

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account B of Pacific Life Insurance Company (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth (formerly named Growth LT), Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, and American Funds Asset Allocation Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2013, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2013 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account B of Pacific Life Insurance Company as of December 31, 2013, the results of their operations for the year or period then ended, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2014

Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Annual Report as of December 31, 2013 for:

• Separate Account B of Pacific Life Insurance Company

Form No.	480-14A